Related-Party Transactions (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023
Related Party | ZENY Inc.
Related-Party Transactions
Non-controlling interests' ownership		10.40%
Related Party | Yusuke Shono and ZENY Inc
Related-Party Transactions
Amount of funding transactions with related party for general operating needs		¥ 28,640
Repayment of short-term debt		30,053
Related Party | ZENY Inc.
Related-Party Transactions
Amount of receivables collected from related party		17
Payables	¥ 0	0
Receivables	¥ 0	¥ 0
CEO
Related-Party Transactions
Percentage of shares assumed after dissolution by non-controlling interest	10.40%
CEO | Non-interest bearing short-term funding
Related-Party Transactions
Proceeds from short-term funding	¥ 6,112
CEO | Guarantor of lease
Related-Party Transactions
Lease payment per month			¥ 148
CEO | ZENY Inc.
Related-Party Transactions
Percentage of ownership interest		78.10%